Organization and Nature of Business - Narrative (Q3) (Details) - USD ($) $ / shares in Units, $ in Millions	Jan. 12, 2021	Oct. 18, 2020
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (shares)	20,000,000
Aggregate purchase price	$ 200.0
PIPE Financing
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (shares)	20,000,000	20,000,000
Price per share (USD per share)	$ 10.00	$ 10.00
Aggregate purchase price	$ 200.0	$ 200.0